Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
Revenue Table
The following tables contain the Company’s total revenue, excluding revenue of the Teekay Gas Business (see Note 21), for the years ended December 31, 2023, 2022 and 2021, by contract type, by segment and by business line within segments.

	Year Ended December 31, 2023
	Teekay Tankers Conventional Tankers	Teekay Parent Marine Services and Other	Total

	$	$	$
Voyage charters	1,321,487	—	1,321,487
Time charters	31,149	—	31,149
Management fees and other	11,816	100,523	112,339
	1,364,452	100,523	1,464,975

	Year Ended December 31, 2022
	Teekay Tankers Conventional Tankers	Teekay Parent Marine Services and Other	Total

	$	$	$
Voyage charters	1,039,262	—	1,039,262
Time charters	14,738	—	14,738
FPSO contracts	—	27,064	27,064
Management fees and other	9,111	100,009	109,120
	1,063,111	127,073	1,190,184

	Year Ended December 31, 2021
	Teekay Tankers Conventional Tankers	Teekay Parent Marine Services and Other	Total

	$	$	$
Voyage charters	485,896	—	485,896
Time charters	46,159	2,220	48,379
FPSO contracts	—	47,895	47,895
Management fees and other	10,312	90,026	100,338
	542,367	140,141	682,508

Breakdown of lease revenue and non-lease revenue
The following table contains the Company's total revenue, excluding revenue of the Teekay Gas Business (see Note 21), by those contracts or components of contracts accounted for as leases and by those contracts or components not accounted for as leases for the years ended December 31, 2023, 2022 and 2021:

	Year Ended December 31,
	2023	2022	2021
	$	$	$
Lease revenue
Lease revenue from lease payments of operating leases	1,352,636	1,062,738	551,715
Interest income on lease receivables	—	—	293
Variable lease payments – cost reimbursements (1)	—	18,326	30,162
	1,352,636	1,081,064	582,170
Non-lease revenue
Management fees and other income	112,339	109,120	100,338
Total	1,464,975	1,190,184	682,508
(1)Reimbursement for vessel operating expenditures, dry-docking expenditures and decommissioning expenditures received from the Company's customers relating to such costs incurred by the Company to operate the vessel for the customer or decommission an asset or location.